Stockholders’ Deficiency (Details) - Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Aug. 31, 2023
Warrant Liability [Member]
Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate	3.53%	3.38%	5.14%
Dividend yield
Expected life (in years)	3 years 7 months 20 days	4 years 1 month 24 days	1 year
Volatility	86.00%	87.00%	131.00%
Weighted average fair value per warrant (in Dollars per share)	$ 0.37	$ 0.37	$ 0.16
Share Options [Member]
Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate		3.12%
Expected life (in years)		10 years
Volatility		103.00%
Weighted average fair value per option (in Dollars per share)		$ 0.13